Investments in Companies Accounted for at Equity Method (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Options Expire Periods
Opening balance of dividend preference derivative	$ 2,733	$ 2,400
Increase in fair value recognized in profit or loss	93	333
Currency exchange rate in other comprehensive income	213
Decrease due to dividend declared by TSG	(1,500)
Closing balance of dividend preference derivative	$ 1,539	$ 2,733